Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended	24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Nov. 30, 2014	Nov. 30, 2015	Nov. 30, 2016	Nov. 30, 2017	Nov. 30, 2018	Nov. 30, 2019	Nov. 30, 2020	Nov. 30, 2021	Nov. 30, 2022	Nov. 30, 2023	Nov. 30, 2024
Thompson LargeCap Fund
Account Value [Line Items]
Accumulated Value	$ 10,000	$ 9,548.09	$ 10,900.39	$ 12,570.23	$ 12,786.97	$ 14,568.79	$ 16,766.02	$ 21,244.29	$ 19,941.62	$ 21,413.50	$ 28,079.52
Thompson MidCap Fund
Account Value [Line Items]
Accumulated Value	10,000	9,489.83	10,800.87	12,397.70	11,672.37	12,814.21	14,167.47	18,382.19	17,331.81	17,250.51	21,816.57
Thompson Bond Fund
Account Value [Line Items]
Accumulated Value	10,000	9,795.69	10,486.71	11,070.63	11,333.47	11,866.51	11,558.56	12,416.99	11,526.73	11,990.59	13,682.58
S&P 500 Index [Member]
Account Value [Line Items]
Accumulated Value	10,000	10,274.92	11,102.04	13,642.73	14,498.05	16,835.65	19,772.43	25,292.46	22,964.16	26,142.94	35,003.23
Russell Midcap Index [Member]
Account Value [Line Items]
Accumulated Value	10,000	10,045.84	11,000.33	13,064.49	13,310.72	15,301.95	17,510.57	21,589.64	19,641.59	20,219.33	27,026.54
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Accumulated Value	10,000	10,097.07	10,316.29	10,647.90	10,504.97	11,638.56	12,486.27	12,342.18	10,757.37	10,884.24	11,632.59
Bloomberg U.S. Gov’t./Credit 1-5 Year Index [Member]
Account Value [Line Items]
Accumulated Value	$ 10,000	$ 10,084.07	$ 10,213.84	$ 10,346.16	$ 10,383.82	$ 10,994.77	$ 11,517.38	$ 11,441.85	$ 10,790.47	$ 11,142.05	$ 11,761.87